AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks — 97.2%
Aerospace & Defense — 2.9%
Aerojet Rocketdyne Holdings, Inc.*(a)	83,121	$ 4,198,442
Axon Enterprise, Inc.*(a)	114,069	6,476,838
Curtiss-Wright Corp.	23,308	3,015,356
Mercury Systems, Inc.*	78,708	6,388,728
		20,079,364
Airlines — 0.5%
Azul SA (Brazil), ADR*(a)	94,500	3,384,990
Auto Components — 0.6%
Cooper Tire & Rubber Co.	50,263	1,312,870
Visteon Corp.*(a)	31,826	2,626,918
		3,939,788
Automobiles — 0.4%
Thor Industries, Inc.(a)	44,917	2,544,099
Banks — 2.0%
First Busey Corp.	74,417	1,881,262
First Hawaiian, Inc.	91,855	2,452,528
IBERIABANK Corp.	38,426	2,902,700
Seacoast Banking Corp. of Florida*	77,698	1,966,536
Sterling Bancorp	148,653	2,981,979
Triumph Bancorp, Inc.*	67,177	2,142,275
		14,327,280
Biotechnology — 11.3%
Abeona Therapeutics, Inc.*	76,186	172,180
ACADIA Pharmaceuticals, Inc.*	38,960	1,402,170
Agios Pharmaceuticals, Inc.*(a)	19,926	645,602
Aimmune Therapeutics, Inc.*(a)	150,258	3,146,403
Allakos, Inc.*(a)	23,620	1,857,241
Amicus Therapeutics, Inc.*	490,319	3,932,358
Apellis Pharmaceuticals, Inc.*	201,314	4,849,654
Arena Pharmaceuticals, Inc.*	112,680	5,157,364
Ascendis Pharma A/S (Denmark), ADR*	28,990	2,792,317
Assembly Biosciences, Inc.*	32,857	322,984
Audentes Therapeutics, Inc.*	121,430	3,410,969
Biohaven Pharmaceutical Holding Co. Ltd.*	38,455	1,604,343
Bluebird Bio, Inc.*(a)	44,420	4,078,644
Blueprint Medicines Corp.*	87,130	6,401,441
Bridgebio Pharma, Inc.*(a)	62,690	1,345,954
Celyad SA (Belgium), ADR*(a)	49,795	502,432
CytomX Therapeutics, Inc.*	238,235	1,758,174
Epizyme, Inc.*(a)	141,300	1,457,510
Equillium, Inc.*(a)	107,400	408,120
Fate Therapeutics, Inc.*	193,140	2,999,464
Flexion Therapeutics, Inc.*(a)	55,870	765,698
G1 Therapeutics, Inc.*(a)	41,845	953,229
Global Blood Therapeutics, Inc.*	35,845	1,739,199
Gossamer Bio, Inc.*	84,700	1,422,113
Heron Therapeutics, Inc.*(a)	107,222	1,983,607
Insmed, Inc.*(a)	51,499	908,442
Invitae Corp.*(a)	107,920	2,079,618
Iovance Biotherapeutics, Inc.*(a)	186,299	3,390,642
Karyopharm Therapeutics, Inc.*(a)	47,200	454,064
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Kura Oncology, Inc.*(a)	121,250	$ 1,839,363
Ligand Pharmaceuticals, Inc.*(a)	22,029	2,192,767
Madrigal Pharmaceuticals, Inc.*(a)	10,143	874,530
Mirati Therapeutics, Inc.*(a)	31,291	2,437,882
Myovant Sciences Ltd.*(a)	184,300	958,360
Portola Pharmaceuticals, Inc.*(a)	56,560	1,516,939
REGENXBIO, Inc.*	33,763	1,201,963
Repligen Corp.*	17,612	1,350,664
Rigel Pharmaceuticals, Inc.*(a)	348,229	651,188
Spark Therapeutics, Inc.*	12,599	1,221,851
Ultragenyx Pharmaceutical, Inc.*	49,066	2,099,044
Y-mAbs Therapeutics, Inc.*	34,517	899,513
		79,186,000
Building Products — 2.5%
American Woodmark Corp.*	24,442	2,173,138
Armstrong World Industries, Inc.	51,125	4,943,787
JELD-WEN Holding, Inc.*	83,756	1,615,653
Patrick Industries, Inc.*	58,370	2,502,906
Simpson Manufacturing Co., Inc.	36,360	2,522,293
Trex Co., Inc.*(a)	39,520	3,593,554
		17,351,331
Capital Markets — 0.7%
Blucora, Inc.*	86,293	1,867,381
Evercore, Inc. (Class A Stock)	36,582	2,930,218
		4,797,599
Chemicals — 1.8%
Ashland Global Holdings, Inc.	31,100	2,396,255
Ingevity Corp.*	72,151	6,121,291
Livent Corp.*	210,830	1,410,453
PolyOne Corp.	81,460	2,659,669
		12,587,668
Commercial Services & Supplies — 1.0%
Clean Harbors, Inc.*	43,333	3,345,307
MSA Safety, Inc.	30,742	3,354,260
		6,699,567
Communications Equipment — 1.1%
Acacia Communications, Inc.*	68,860	4,503,444
Lumentum Holdings, Inc.*(a)	54,018	2,893,204
		7,396,648
Consumer Finance — 1.5%
FirstCash, Inc.	61,240	5,613,871
OneMain Holdings, Inc.	59,554	2,184,441
SLM Corp.	326,617	2,882,395
		10,680,707
Containers & Packaging — 0.4%
Graphic Packaging Holding Co.	197,510	2,913,273
Distributors — 0.2%
Core-Mark Holding Co., Inc.	46,730	1,500,734
A1

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 1.8%
Arco Platform Ltd. (Brazil) (Class A Stock)*(a)	78,510	$ 3,979,672
frontdoor, Inc.*	54,700	2,656,779
Regis Corp.*	71,210	1,439,866
Strategic Education, Inc.	34,860	4,736,777
		12,813,094
Diversified Telecommunication Services — 0.6%
Bandwidth, Inc. (Class A Stock)*	50,330	3,276,986
ORBCOMM, Inc.*	202,226	962,596
		4,239,582
Electrical Equipment — 2.1%
AZZ, Inc.	49,550	2,158,398
EnerSys	43,402	2,861,928
Generac Holdings, Inc.*	128,003	10,027,755
		15,048,081
Electronic Equipment, Instruments & Components — 2.1%
CTS Corp.	82,797	2,679,311
Itron, Inc.*	83,877	6,203,543
Littelfuse, Inc.	19,817	3,513,752
Rogers Corp.*	17,223	2,354,556
		14,751,162
Energy Equipment & Services — 0.6%
Newpark Resources, Inc.*	373,740	2,847,899
ProPetro Holding Corp.*	120,550	1,095,799
		3,943,698
Equity Real Estate Investment Trusts (REITs) — 1.9%
Columbia Property Trust, Inc.	100,744	2,130,735
CoreSite Realty Corp.	20,466	2,493,782
Corporate Office Properties Trust	76,778	2,286,449
Independence Realty Trust, Inc.	45,500	651,105
Pebblebrook Hotel Trust(a)	81,002	2,253,476
PS Business Parks, Inc.	20,896	3,802,027
		13,617,574
Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings, Inc.*(a)	172,350	4,458,695
Casey’s General Stores, Inc.	9,732	1,568,409
Performance Food Group Co.*	105,328	4,846,141
		10,873,245
Food Products — 2.9%
B&G Foods, Inc.(a)	50,390	952,875
Freshpet, Inc.*	129,534	6,446,907
Hostess Brands, Inc.*(a)	343,809	4,808,169
Nomad Foods Ltd. (United Kingdom)*	306,980	6,293,090
Post Holdings, Inc.*	18,651	1,974,022
		20,475,063
Health Care Equipment & Supplies — 6.6%
AtriCure, Inc.*	82,151	2,048,846
Cardiovascular Systems, Inc.*	66,946	3,181,274
CryoPort, Inc.*(a)	94,190	1,540,477
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Glaukos Corp.*(a)	37,410	$ 2,338,499
Globus Medical, Inc. (Class A Stock)*	82,261	4,205,182
Haemonetics Corp.*	36,532	4,608,147
ICU Medical, Inc.*	9,507	1,517,317
Insulet Corp.*	40,670	6,707,703
Integer Holdings Corp.*	39,764	3,004,568
Integra LifeSciences Holdings Corp.*	55,032	3,305,772
iRhythm Technologies, Inc.*(a)	51,268	3,799,471
Masimo Corp.*	33,140	4,930,901
OraSure Technologies, Inc.*	126,525	945,142
Silk Road Medical, Inc.*(a)	57,060	1,856,162
Tandem Diabetes Care, Inc.*	38,111	2,247,787
		46,237,248
Health Care Providers & Services — 2.6%
Hanger, Inc.*	114,380	2,331,064
HealthEquity, Inc.*	43,160	2,466,378
LHC Group, Inc.*	65,612	7,450,899
Providence Service Corp. (The)*	26,261	1,561,479
R1 RCM, Inc.*	249,916	2,231,750
US Physical Therapy, Inc.(a)	15,338	2,002,376
		18,043,946
Health Care Technology — 2.3%
Health Catalyst, Inc.*(a)	74,580	2,359,711
HMS Holdings Corp.*(a)	120,405	4,149,758
Inspire Medical Systems, Inc.*	38,320	2,338,287
Omnicell, Inc.*	64,749	4,679,410
Teladoc Health, Inc.*(a)	39,779	2,693,834
		16,221,000
Hotels, Restaurants & Leisure — 2.9%
Dine Brands Global, Inc.(a)	67,610	5,128,895
Dunkin’ Brands Group, Inc.	31,818	2,525,076
Eldorado Resorts, Inc.*(a)	74,050	2,952,373
Marriott Vacations Worldwide Corp.	34,091	3,532,169
Planet Fitness, Inc. (Class A Stock)*	48,850	2,826,949
Wingstop, Inc.(a)	41,206	3,596,460
		20,561,922
Household Durables — 0.7%
TopBuild Corp.*	53,466	5,155,726
Insurance — 1.1%
eHealth, Inc.*	35,940	2,400,432
James River Group Holdings Ltd.	81,624	4,182,414
Kemper Corp.	19,200	1,496,640
		8,079,486
Interactive Media & Services — 0.6%
Cargurus, Inc.*(a)	62,077	1,921,283
QuinStreet, Inc.*(a)	172,870	2,176,433
		4,097,716
IT Services — 6.0%
CACI International, Inc. (Class A Stock)*	16,671	3,855,336
Euronet Worldwide, Inc.*	42,681	6,244,230

A2

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Evo Payments, Inc. (Class A Stock)*(a)	162,270	$ 4,563,032
InterXion Holding NV (Netherlands)*	95,045	7,742,366
LiveRamp Holdings, Inc.*	96,126	4,129,573
Science Applications International Corp.	63,378	5,536,068
Wix.com Ltd. (Israel)*	53,920	6,294,621
WNS Holdings Ltd. (India), ADR*	61,487	3,612,361
		41,977,587
Leisure Products — 0.6%
American Outdoor Brands Corp.*	189,448	1,108,271
YETI Holdings, Inc.*(a)	101,411	2,839,508
		3,947,779
Life Sciences Tools & Services — 0.6%
NanoString Technologies, Inc.*	64,549	1,393,613
Syneos Health, Inc.*	47,900	2,548,759
		3,942,372
Machinery — 4.1%
Albany International Corp. (Class A Stock)	44,860	4,044,578
Altra Industrial Motion Corp.	88,301	2,445,496
ESCO Technologies, Inc.	39,430	3,137,051
ITT, Inc.	62,544	3,827,067
John Bean Technologies Corp.(a)	44,510	4,425,629
Rexnord Corp.*	98,884	2,674,812
SPX Corp.*	60,748	2,430,528
SPX FLOW, Inc.*	51,634	2,037,478
Watts Water Technologies, Inc. (Class A Stock)	43,300	4,058,509
		29,081,148
Media — 0.1%
Cardlytics, Inc.*(a)	21,175	709,786
Multiline Retail — 0.3%
Nordstrom, Inc.(a)	57,146	1,924,106
Oil, Gas & Consumable Fuels — 0.5%
Kosmos Energy Ltd. (Ghana)	256,005	1,597,471
Matador Resources Co.*	58,380	965,022
PDC Energy, Inc.*	45,415	1,260,266
		3,822,759
Paper & Forest Products — 0.6%
Boise Cascade Co.	71,867	2,342,146
Louisiana-Pacific Corp.	77,616	1,907,801
		4,249,947
Pharmaceuticals — 1.8%
Aerie Pharmaceuticals, Inc.*(a)	46,525	894,210
Catalent, Inc.*	38,045	1,813,225
Cymabay Therapeutics, Inc.*	161,497	826,865
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	22,980	2,643,389
Intersect ENT, Inc.*(a)	63,826	1,085,680
MyoKardia, Inc.*(a)	51,158	2,667,890
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	23,648	$ 1,898,698
Revance Therapeutics, Inc.*(a)	86,549	1,125,137
		12,955,094
Professional Services — 2.3%
ASGN, Inc.*	70,333	4,421,133
Exponent, Inc.	64,519	4,509,878
FTI Consulting, Inc.*	18,090	1,917,359
Huron Consulting Group, Inc.*	29,544	1,812,229
Insperity, Inc.	34,287	3,381,384
		16,041,983
Road & Rail — 0.6%
Genesee & Wyoming, Inc. (Class A Stock)*	20,552	2,271,201
Marten Transport Ltd.	80,892	1,680,936
		3,952,137
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc.*	62,500	3,588,125
Cabot Microelectronics Corp.	30,660	4,329,499
Cirrus Logic, Inc.*	43,476	2,329,444
Cohu, Inc.	153,103	2,067,656
Entegris, Inc.	96,631	4,547,455
FormFactor, Inc.*	172,775	3,221,390
Inphi Corp.*	39,920	2,437,116
Monolithic Power Systems, Inc.	16,275	2,532,878
Silicon Laboratories, Inc.*	41,390	4,608,776
		29,662,339
Software — 10.0%
8x8, Inc.*(a)	87,531	1,813,642
ACI Worldwide, Inc.*	160,190	5,017,952
Blackbaud, Inc.(a)	51,421	4,645,373
Cornerstone OnDemand, Inc.*	117,250	6,427,645
Coupa Software, Inc.*	24,970	3,235,363
Envestnet, Inc.*(a)	55,490	3,146,283
Everbridge, Inc.*(a)	87,867	5,422,273
Five9, Inc.*	84,530	4,542,642
ForeScout Technologies, Inc.*	83,045	3,149,066
HubSpot, Inc.*	9,971	1,511,703
Instructure, Inc.*(a)	41,763	1,617,899
Paylocity Holding Corp.*	31,613	3,084,797
Pegasystems, Inc.	42,237	2,874,228
PROS Holdings, Inc.*	39,272	2,340,611
Q2 Holdings, Inc.*(a)	56,849	4,483,681
Rapid7, Inc.*	43,916	1,993,347
RingCentral, Inc. (Class A Stock)*	56,656	7,119,393
SailPoint Technologies Holding, Inc.*	103,979	1,943,368
SVMK, Inc.*	129,304	2,211,098
Varonis Systems, Inc.*	65,880	3,938,306
		70,518,670
Specialty Retail — 2.6%
Caleres, Inc.(a)	158,255	3,704,750
Five Below, Inc.*	15,760	1,987,336

A3

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	67,516	$ 3,453,443
Foot Locker, Inc.(a)	58,887	2,541,563
Monro, Inc.	55,800	4,408,758
Urban Outfitters, Inc.*(a)	68,947	1,936,721
		18,032,571
Textiles, Apparel & Luxury Goods — 2.9%
Carter’s, Inc.(a)	36,982	3,373,128
Oxford Industries, Inc.	47,886	3,433,426
Steven Madden Ltd.	245,449	8,784,620
Wolverine World Wide, Inc.	160,213	4,527,620
		20,118,794
Thrifts & Mortgage Finance — 1.5%
Essent Group Ltd.	90,950	4,335,586
LendingTree, Inc.*(a)	9,410	2,921,146
MGIC Investment Corp.	285,063	3,586,093
		10,842,825
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	62,138	3,529,438
SiteOne Landscape Supply, Inc.*(a)	72,640	5,376,813
		8,906,251

Total Common Stocks (cost $619,680,025)		682,233,739
Exchange-Traded Fund — 1.0%
iShares Russell 2000 Growth ETF(a)	36,797	7,091,886
(cost $7,420,202)

Total Long-Term Investments (cost $627,100,227)		689,325,625

Short-Term Investments — 21.3%
Affiliated Mutual Funds — 20.7%
PGIM Core Ultra Short Bond Fund(w)	7,094,327	7,094,327
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $138,418,763; includes $138,140,432 of cash collateral for securities on loan)(b)(w)	138,388,304	$ 138,402,143

Total Affiliated Mutual Funds (cost $145,513,090)		145,496,470
Unaffiliated Mutual Fund — 0.6%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	3,857,996	3,857,996
(cost $3,857,996)

Total Short-Term Investments (cost $149,371,086)		149,354,466

TOTAL INVESTMENTS—119.5% (cost $776,471,313)		838,680,091

Liabilities in excess of other assets — (19.5)%		(136,628,991)

Net Assets — 100.0%		$ 702,051,100

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $135,664,097; cash collateral of $138,140,432 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4